Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
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Property, Plant and Equipment
16.	Property, Plant and Equipment

	December 31, 2021
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total

Cost

Balance - January 1, 2021	$ 4,382	$ 4,793	$4,131	$13,306

Additions	-	-	730	730

Disposals	-	-	(5)	(5)

Balance - December 31, 2021	$ 4,382	$ 4,793	$4,856	$14,031

Accumulated Depreciation

Balance - January 1, 2021	$ (2,906)	$ (1,444)	$(2,667)	$(7,017)

Disposals	-	-	5	5

Depreciation	(320)	(752)	(438)	(1,510)

Balance - December 31, 2021	$ (3,226)	$ (2,196)	$(3,100)	$(8,522)

Net book value - December 31, 2021	$ 1,156	$ 2,597	$1,756	$5,509

	December 31, 2020
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total

Cost

Balance - January 1, 2020	$ 4,380	$ 4,738	$3,836	$12,954

Additions	2	55	429	486

Disposals	-	-	(134)	(134)

Balance - December 31, 2020	$ 4,382	$ 4,793	$4,131	$13,306

Accumulated Depreciation

Balance - January 1, 2020	$ (2,518)	$ (704)	$(2,421)	$(5,643)

Disposals	-	-	134	134

Depreciation	(388)	(740)	(380)	(1,508)

Balance - December 31, 2020	$ (2,906)	$ (1,444)	$(2,667)	$(7,017)

Net book value - December 31, 2020	$ 1,476	$ 3,349	$1,464	$6,289